CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES - Schedule of Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
Commitments and guarantees
Commitments and guarantees	£ 127,684	£ 133,598
The Group | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	97,587	102,280
The Group | 1 year or over original maturity
Commitments and guarantees
Commitments and guarantees	30,037	31,194
The Bank
Commitments and guarantees
Commitments and guarantees	57,990	62,766
The Bank | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	30,872	34,552
The Bank | 1 year or over original maturity
Commitments and guarantees
Commitments and guarantees	27,063	28,118
Documentary credits and other short-term trade-related transactions | The Group
Commitments and guarantees
Commitments and guarantees	0	1
Documentary credits and other short-term trade-related transactions | The Bank
Commitments and guarantees
Commitments and guarantees	0	0
Forward asset purchases and forward deposits placed | The Group
Commitments and guarantees
Commitments and guarantees	60	124
Forward asset purchases and forward deposits placed | The Bank
Commitments and guarantees
Commitments and guarantees	55	96
Mortgage offers made | The Group | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	17,757	20,128
Mortgage offers made | The Bank | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	1,001	1,720
Other commitments and guarantees | The Group | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	79,830	82,151
Other commitments and guarantees | The Bank | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	29,871	32,832
Undrawn commitments | The Group | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	97,587	102,279
Undrawn commitments | The Bank | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	30,872	34,552
Incurred on behalf of fellow Lloyds Banking Group undertakings | The Bank
Commitments and guarantees
Commitments and guarantees	£ 3,055	£ 3,659